Issued capital - Ordinary shares (Details) $ / shares in Units, $ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 12, 2024 shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 AUD ($) $ / shares shares
Number of shares
Ordinary shares, Balance at beginning		25,129,140	25,129,140	25,129,140
Ordinary shares issued during the year	681,620		0	0	25,000,000	25,000,000
Ordinary shares, Balance at ending			25,129,140	25,129,140	25,129,140	25,129,140
Equity:
Ordinary shares amount, Balance at beginning | $		$ 2,354	$ 2,354	$ 2,354
Ordinary shares issued during the year		17,506	0	0		$ 250
Ordinary shares amount, Balance at ending | $		297,618	$ 2,354	$ 2,354	$ 2,354
Number of shares issued	681,620		0	0	25,000,000	25,000,000
Issue price per share | $ / shares						$ 0.01
Value of shares issued		$ 17,506	$ 0	$ 0		$ 250